Share-based Payment - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 $ / shares	Mar. 31, 2024 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Restricted stock unit Vesting Period In Share Based Payment Arrangement		30 years
Restricted shares recognized as expenses | ¥		¥ 2,598		¥ 1,081
Weighted average stock price at the date of exercise | $ / shares	$ 3,160		$ 2,158